UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, D.C.  20549

                       FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

check here if Amendment ( ); Amendment Number:
This Amendment (Check only one): ( ) is a restatement.
                                 ( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

name:  Elliott and Associates
Address:  230 Fountain Square
          Bloomington, IN  47404

13F File Number:  028-04845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Julie Higgins
Title:  Vice President
Phone: 812-332-5259
Signature, Place, and Date of Signing:
Julie Higgins    Bloomington, IN   August 19, 1999

Report Type (Check only one):
(x) 13F HOLDINGS REPORT
( ) 13F NOTICE
( ) 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  115

Form 13F Information Table Value Total:  $165,956

Description	Symbol	CUSIP	Quantity	Price	Value
AES Corporation	AES	00130H105	31700	58.13	"$1,842,563 "
Allstate Corporation	ALL	20002001	34526	35.88	"$1,238,620 "
Alza Corporation	AZA	22615108	16700	50.88	"$849,613 "
"American Biomed, Inc."	ABMI	02461T104	10000	0.14	"$1,350 "
American Home Products	AHP	26609107	34591	57.5	"$1,988,983 "
"Apollo Group, Inc. Cla A"	APOL	37604105	28700	26.56	"$762,272 "
"Apple Computer, Inc."	AAPL	37833100	21300	46.31	"$986,403 "
"Applied Materials, Inc."	AMAT	38222105	37500	73.88	"$2,770,313 "
Archstone Community Trust	ASN	743445108	30094	21.94	"$660,187 "
Armstrong World Ind.	ACK	42476101	4000	57.81	"$231,250 "
At & T Corp.	T	1957109	5710.54	55.81	"$318,722 "
Banc One Corp Ohio	ONE	64234103	21328	59.56	"$1,270,296 "
Bank of New York	BK	64057102	45000	36.69	"$1,650,938 "
BankAmerica Corporation	BAC	66050105	2838	73.31	"$208,054 "
Bear Stearns Co. Inc.	BSC	73902108	23420	46.75	"$1,094,885 "
"Berkshire Hathaway, Inc."	BRKA	84670108	3	68900	"$206,700 "
"Bowater, Inc."	BOW	10218300	22200	47.38	"$1,051,725 "
BP Amoco PLD ADR	BPA	55622104	93670	108.5	"$10,163,195 "
Bristol Myers Squibb Co	BMY	110122108	29200	70.44	"$2,056,790 "
Cadence Design Systems	CDN	127387108	32000	12.63	"$404,000 "
CBL & Associates	CBL	184830100	8000	26.38	"$211,000 "
CBRL Group Inc.	CBRL	224100107	22600	17.31	"$391,206 "
Cendant Corp. In. Prides	CDPR	151313301	25050	34.44	"$862,672 "
Cendant Corporation	CD	126545102	68689	20.5	"$3,458,125 "
Chevron Corporation	CHV	166751107	4000	95.06	"$380,250 "
Cisco Systems Inc.	CSCO		12000	64.31	"$771,720 "
Citigroup	C	173034430	20100	47.5	"$954,750 "
CMC Industries Inc.	CMCI	125708107	20000	6.81	"$136,250 "
Colgate-Palmolive	CL	194162103	10450	98.5	"$1,029,325 "
Compaq Computer	CPQ	204493100	3200	23.69	"$2,444,602 "
Conseco Incorporated	CNC	208464107	22418	30.44	"$682,359 "
Crescent Real Estate	CEI	225756105	19600	23.75	"$465,500 "
Customtracks Corporation	CUST	232046102	10500	55.94	"$587,344 "
Danaher Corporation	DHR	23581502	35000	58.13	"$2,034,375 "
Duke Realty Investments	DRE	264411505	63700	22.56	"$1,437,072 "
duPont deNemours	DD	263534109	7160	68.31	"$489,100 "
Elan Corp PLC ADR	ELN	284131208	200	27.75	"$2,780,550 "
Eli Lilly & Co.	LLY	532457108	88582.543	71.63	"$6,344,725 "
Entertainment Properties	EPR	29380T105	17500	17.63	"$308,438 "
"EVI, Weatherford Inc."	WFT	268939105	25000	36.63	"$915,625 "
Exxon	XON	302290101	8736	77.13	"$673,764 "
Fannie Mae	FNM	313586109	52800	68.25	"$3,603,600 "
First Indiana Corp.	FISB	32054R108	9743	21.38	"$208,257 "
First Merit Corporation	FBOH		24165	28.06	"$678,142 "
First Union Corp	FTU		9400	47	"$441,800 "
Firstar Corp.	FSR		20778	28	"$581,784 "
Fort James Corp Virginia	FJ	347471104	32400	37.88	"$1,227,150 "
Fox Entertainment Group	FOX	35138T107	78100	26.94	"$2,103,819 "
Freddie Mac	FRE	313400301	34900	58	"$2,024,200 "
Gap Inc.	GPS	364760108	23400	50.38	"$1,178,775 "
General Electric	GE	369604103	19950	113	"$2,254,350 "
Guidant Corporation	GDT	401698105	11300	51.13	"$577,713 "
Gulfstream Aerospace Corp	GAC	351811149	55900	67.56	"$3,776,744 "
Halliburton Company	HAL	406216101	10000	45.25	"$452,500 "
Health Management Assoc.	HMA	421933102	247021	11.25	"$2,778,986 "
Hewlett Packard Inc	HWP	428236103	13990	100.5	"$1,405,995 "
HRPT Properties Trust	HRP	422169102	14800	15.31	"$226,588 "
Intel Corporation	INTC	458140100	4600	59.5	"$273,700 "
Inter Tel Inc.	INTL	458372109	15000	18.25	"$273,750 "
Intl Business Machines	IBM	459200101	4498	129.25	"$581,367 "
Kimberly-Clark Corp.	KMB	494368103	16200	57	"$923,400 "
Kroger Company	KR	501044101	80260	27.94	"$2,242,304 "
Lennar Corporation	LEN	526057104	19900	24	"$477,600 "
Lucent Technologies	LU	549463107	7886.42	67.44	"$531,844 "
Masco Corporation	MAS	574599106	60850	28.88	"$1,757,044 "
Mattel Inc.	MAT	522008101	46440	26.13	"$1,213,245 "
MCI Worldcom	WCOM	98155K102	27987	86.06	"$2,408,561 "
"McKesson HBOC, Inc."	MCK	58155Q103	49300	32.19	"$1,586,868 "
MCN Energy Prf.	MCN	55267J308	9200	39.13	"$359,950 "
Medtronic Inc	MDT	585055106	10000	77.88	"$778,750 "
Merck and Company Inc.	MRK	589331107	72920	73.63	"$5,368,735 "
Merrill Lynch	MER	590188108	50500	79.5	"$4,014,750 "
MGIC Invt Corp Wis	MTG	552848103	15500	48.63	"$753,688 "
Microsoft Corporation	MSFT	594918104	5300	90.19	"$477,994 "
Mobil Corporation	MOB	607059102	4600	98.75	"$454,250 "
Monsanto Co.	MTC	611662107	41600	39.56	"$1,645,696 "
Mutual Risk Managment	MM	628351108	36858	33.38	"$1,230,136 "
"Nabors Industries, Inc."	NBR	629568106	12900	24.38	"$314,438 "
Nestle ADR	NSRG	641069406	4400	90.09	"$396,387 "
Network Associates Inc.	NETA	640938106	81150	14.69	"$1,191,891 "
"Newell Rubbermaid, Inc."	NWL	651192106	13200	46.38	"$612,150 "
Nortel Networks Corp Com	NT	665815106	23000	86.81	"$1,996,630 "
Novartis	NVTS	66987V109	40168	73.01	"$2,932,666 "
Oracle Corp	ORCL	68389X105	57975	37.13	"$2,152,322 "
Oxford Health Plans Inc.	OXHP	691471106	10000	15.56	"$155,600 "
Patriot American	PAH	703353102	10121	4.25	"$43,014 "
Pfizer Inc.	PFE	717081103	29700	109.75	"$3,259,575 "
Qwest Comm. Intl. Inc.	QWST	749121109	40100	33.06	"$1,325,706 "
Revlon Inc. Class A	REV	761525500	37700	30.25	"$1,140,425 "
Roche Holding Ltd.	ROHH	771195104	9800	105	"$1,029,000 "
Royal Dutch Petroleum	RD	780257804	15200	60.25	"$915,800 "
Saks Incorporated	SKS	79377W108	36350	28.88	"$1,049,606 "
SBC Communications	SBC	845333103	13528	58	"$784,624 "
Schlumberger Ltd.	SLB	806857108	6400	63.69	"$407,600 "
Service Corp. Int'l	SRV	817565104	26200	19.25	"$504,350 "
"SLI, Inc."	SLI	78442T108	80000	27	"$2,160,000 "
Snyder Communications Inc	SNC	832914105	15600	32.75	"$510,900 "
St. Mary's Land & Exp.	MARY	792228108	13145	20.56	"$270,301 "
Staples	SPLS	855030102	92500	30.94	"$2,861,719 "
Starwood Hotels & Resort	HOT	85590A203	18100	30.56	"$553,181 "
Suiza Foods Corporation	SZA		65000	41.88	"$2,721,875 "
Sun Microsystems Inc	SUNW	866810104	13000	68.88	"$7,782,875 "
Sunbeam Corporation	SOC	867071102	13500	7.94	"$107,163 "
Telecom Italia Spa	TI	87927W106	15100	105.19	"$1,588,331 "
Texaco Inc	TX	881694103	3272	62.38	"$204,091 "
Texas Instruments	TXN	882508104	35500	144	"$5,112,000 "
Time Warner Inc	TWX	887315109	34200	72.63	"$2,483,775 "
Tyco Internat'l LTD New	TYC	902124106	30500	94.75	"$2,889,875 "
United Rentals Inc.	URI	911363109	17200	29.5	"$507,400 "
United Technologies Corp.	UTX	913017109	28000	72	"$2,016,000 "
Unocal Corp.	UCL	915289102	21200	39.63	"$840,050 "
Wal Mart Stores	WMT	931142103	14300	48.25	"$689,975 "
Warner Lambert Co.	WLA	924488107	29300	69.13	"$2,025,363 "
"William Companies, Inc."	WMB	969457100	24400	42.56	"$1,038,537 "
World Color Press Inc.	WRC	981443104	50600	27.5	"$1,391,500 "
					"$165,956,341 "

Please note: We are trying to get this in better shape. We've only filed once and then our hard drive crashed. Hopefully, it will go through. The total value is correct, however, we need to drop the last three places of our holdings and will change this.

Also note: All securities are sold descretion, except 67,455 shares which are shared with the client